GCAT Depositor V LLC ABS-15G

Exhibit 99.26

Waived Conditions Summary
Review Scope	Category	Code	Description	Count
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Compliance	XXX Home Equity	CMPXXXHE320	XXX Equity - XXX Equity : Missing T.42 Title Endorsement	18
Compliance	XXX Home Equity	CMPXXXHE321	XXX Equity - XXX Equity : Missing T.42.1 Title Endorsement	18
Total				37

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